Insurance - Summary of Gross and Reinsurers' Share of Insurance Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	$ 12,215	$ 11,401
Life insurance contracts, Life, health and annuity [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	12,089	11,339
Ceded amount	752	601
Net amount	11,337	10,738
Life insurance contracts, Investment contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	34	38
Net amount	34	38
Life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	12,123	11,377
Ceded amount	752	601
Net amount	11,371	10,776
Non-life insurance contracts, Unearned premium provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	7	29
Net amount	7	29
Non-life insurance contracts, Unpaid claims provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	126	62
Ceded amount	31	2
Net amount	95	60
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	133	91
Ceded amount	31	2
Net amount	102	89
Life and non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	12,256	11,468
Ceded amount	783	603
Net amount	$ 11,473	$ 10,865